Stock-based Compensation (Options Outstanding and Exercisable) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Closing stock price (in dollars per share)	$ 160.84
Options outstanding
Number of options outstanding (in shares) | shares	3.3
Weighted-average years to expiration of options outstanding	6 years 3 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 119.08
Aggregate intrinsic value of options outstanding | $	$ 138
Options exercisable
Number of options exercisable (in shares) | shares	1.8
Weighted average exercise price of options exercisable (in dollars per share)	$ 101.91
Aggregate intrinsic value of options exercisable | $	$ 106
Weighted-average years to expiration of options exercisable	4 years 10 months 24 days
Range of Exercise Prices 1 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 47.30
Ceiling of exercise price range (in dollars per share)	$ 95.00
Options outstanding
Number of options outstanding (in shares) | shares	0.6
Weighted-average years to expiration of options outstanding	2 years 7 months 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 78.68
Aggregate intrinsic value of options outstanding | $	$ 48
Options exercisable
Number of options exercisable (in shares) | shares	0.6
Weighted average exercise price of options exercisable (in dollars per share)	$ 78.68
Aggregate intrinsic value of options exercisable | $	$ 48
Range of Exercise Prices 2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 95.01
Ceiling of exercise price range (in dollars per share)	$ 110.00
Options outstanding
Number of options outstanding (in shares) | shares	0.7
Weighted-average years to expiration of options outstanding	5 years 2 months 12 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 102.69
Aggregate intrinsic value of options outstanding | $	$ 40
Options exercisable
Number of options exercisable (in shares) | shares	0.6
Weighted average exercise price of options exercisable (in dollars per share)	$ 101.98
Aggregate intrinsic value of options exercisable | $	$ 36
Range of Exercise Prices 3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 110.01
Ceiling of exercise price range (in dollars per share)	$ 130.00
Options outstanding
Number of options outstanding (in shares) | shares	0.9
Weighted-average years to expiration of options outstanding	6 years 7 months 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 122.26
Aggregate intrinsic value of options outstanding | $	$ 35
Options exercisable
Number of options exercisable (in shares) | shares	0.5
Weighted average exercise price of options exercisable (in dollars per share)	$ 120.36
Aggregate intrinsic value of options exercisable | $	$ 19
Range of Exercise Prices 4 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 130.01
Ceiling of exercise price range (in dollars per share)	$ 150.00
Options outstanding
Number of options outstanding (in shares) | shares	0.6
Weighted-average years to expiration of options outstanding	8 years 1 month 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 138.57
Aggregate intrinsic value of options outstanding | $	$ 13
Options exercisable
Number of options exercisable (in shares) | shares	0.1
Weighted average exercise price of options exercisable (in dollars per share)	$ 138.93
Aggregate intrinsic value of options exercisable | $	$ 3
Range of Exercise Prices 5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 150.01
Ceiling of exercise price range (in dollars per share)	$ 170.81
Options outstanding
Number of options outstanding (in shares) | shares	0.5
Weighted-average years to expiration of options outstanding	9 years 1 month 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 158.96
Aggregate intrinsic value of options outstanding | $	$ 2
Options exercisable
Number of options exercisable (in shares) | shares	0.0
Weighted average exercise price of options exercisable (in dollars per share)	$ 155.92
Aggregate intrinsic value of options exercisable | $	$ 0